Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue:
External customers													¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Total	2,744,960	2,425,792	2,271,286	2,435,909	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	9,877,947	7,948,095	8,936,867
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092
Segment income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Equity in income of affiliates													82,723	100,406	139,756
Assets	13,635,357				11,787,599				11,577,714				13,635,357	11,787,599	11,577,714
Investments in affiliates	457,376				430,783				434,991				457,376	430,783	434,991
Depreciation and amortization													590,469	554,867	589,415
Capital expenditures													1,423,526	1,108,180	1,125,040
Damaged and impairment losses on long-lived assets													4,773	12,104	17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Motorcycle Business
Net sales and other operating revenue:
External customers													1,339,549	1,348,828	1,288,194
Total													1,339,549	1,348,828	1,288,194
Cost of sales, SG&A and R&D expenses													1,229,316	1,206,226	1,149,600
Segment income (loss)													110,233	142,602	138,594
Equity in income of affiliates													25,606	31,185	40,471
Assets	1,095,357				1,006,684				934,472				1,095,357	1,006,684	934,472
Investments in affiliates	85,039				70,275				76,280				85,039	70,275	76,280
Depreciation and amortization													34,665	43,564	44,525
Capital expenditures													73,513	62,075	37,084
Damaged and impairment losses on long-lived assets															59
Automobile Business
Net sales and other operating revenue:
External customers													7,709,216	5,805,975	6,794,098
Intersegment													14,374	16,767	8,218
Total													7,723,590	5,822,742	6,802,316
Cost of sales, SG&A and R&D expenses													7,437,599	5,899,948	6,537,766
Segment income (loss)													285,991	(77,206)	264,550
Equity in income of affiliates													56,361	68,521	100,018
Assets	5,759,126				4,955,791				4,888,818				5,759,126	4,955,791	4,888,818
Investments in affiliates	352,317				343,429				341,955				352,317	343,429	341,955
Depreciation and amortization													290,522	289,845	317,939
Capital expenditures													540,625	349,605	273,502
Damaged and impairment losses on long-lived assets														8,260	16,774
Financial Services Business
Net sales and other operating revenue:
External customers													548,506	516,148	561,896
Intersegment													11,750	10,428	11,562
Total													560,256	526,576	573,458
Cost of sales, SG&A and R&D expenses													402,098	356,570	387,179
Segment income (loss)													158,158	170,006	186,279
Assets	6,765,322				5,644,380				5,572,152				6,765,322	5,644,380	5,572,152
Depreciation and amortization													256,166	211,325	213,805
Capital expenditures													794,869	686,495	800,491
Damaged and impairment losses on long-lived assets													4,773	1,514	835
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Power Product and Other Businesses
Net sales and other operating revenue:
External customers													280,676	277,144	292,679
Intersegment													10,994	12,590	15,132
Total													291,670	289,734	307,811
Cost of sales, SG&A and R&D expenses													301,242	293,772	313,336
Segment income (loss)													(9,572)	(4,038)	(5,525)
Equity in income of affiliates													756	700	(733)
Assets	309,149				305,235				290,980				309,149	305,235	290,980
Investments in affiliates	20,020				17,079				16,756				20,020	17,079	16,756
Depreciation and amortization													9,116	10,133	13,146
Capital expenditures													14,519	10,005	13,963
Damaged and impairment losses on long-lived assets														2,330
Segment Total
Net sales and other operating revenue:
External customers													9,877,947	7,948,095	8,936,867
Intersegment													37,118	39,785	34,912
Total													9,915,065	7,987,880	8,971,779
Cost of sales, SG&A and R&D expenses													9,370,255	7,756,516	8,387,881
Segment income (loss)													544,810	231,364	583,898
Equity in income of affiliates													82,723	100,406	139,756
Assets	13,928,954				11,912,090				11,686,422				13,928,954	11,912,090	11,686,422
Investments in affiliates	457,376				430,783				434,991				457,376	430,783	434,991
Depreciation and amortization													590,469	554,867	589,415
Capital expenditures													1,423,526	1,108,180	1,125,040
Damaged and impairment losses on long-lived assets													4,773	12,104	17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Reconciling Items
Net sales and other operating revenue:
Intersegment													(37,118)	(39,785)	(34,912)
Total													(37,118)	(39,785)	(34,912)
Cost of sales, SG&A and R&D expenses													(37,118)	(39,785)	(34,912)
Assets	(293,597)				(124,491)				(108,708)				(293,597)	(124,491)	(108,708)
Other Adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses															14,123
Segment income (loss)															¥ (14,123)